Class D Shares [Member] Average Annual Total Returns - Class D Shares [Member] - American Cancer Society Support - Class D - Return Before Taxes		12 Months Ended	60 Months Ended	120 Months Ended	347 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.56%	1.51%	0.91%	2.06%
Performance Inception Date					Feb. 14, 1995